Staff Cost - Warrant Activity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016	Jan. 13, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant outstanding	5,820,211
Minimum percentage of share capital for equity transctions	50.00%
Payment of dividend from equity, maximum percentage	10.00%
Ratio of issuance of bonus shares					3
Warrant adjustment ratio based on bonus share issuance					3
Warrant exercise price adjustment ratio based on bonus share issuance					3
Weighted average remaining contractual life of outstanding	94 months	96 months	112 months
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	9,378,787
Aggregate number of other equity instruments cancelled | shares	19,580
Aggregate number of other equity instruments exercised	3,271,250
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	265,578
Number of other equity instruments authorized	1,237,525
Vesting description	Up to 48 months
Warrant outstanding	5,820,211	5,611,629	4,621,154	3,691,765
Information about how fair value was measured, share options granted	Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to the estimated market price of our shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) a volatility for comparable companies for a historic period equaling the expected lifetime of the warrants. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. The expected volatility has been calculated using a simple average of daily historical data of comparable publicly traded companies, as we do not have sufficient data for the volatility of our own share price.
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 6.48	€ 6.48	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 107.14	€ 60.23	€ 31.60
Warrants issued from 2008 to 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	Warrants issued during the period from 2008 to 2012 generally vested over 36 months with 1/36 of the warrants vesting per month from the date of grant.
Vesting period	36 months
Warrants issued from 2008 to 2012 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	24 months
Warrants issued December 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	Effective from December 2012, warrants granted generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant.
Vesting period	48 months
Warrants issued January 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	Effective from January 2015, certain warrants issued to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.
Vesting period	24 months
Outstanding warrants granted in connection with publishing annual or interim report [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period	2
Warrant excercised period	21 days
Warrant outstanding	519,049
Outstanding warrants granted in connection with preference D financing [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period	4
Warrant excercised period	21 days
Warrant outstanding	68,436
Warrants granted after December 18, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period	4
Warrant outstanding	5,232,726